Accounts Payable to Suppliers and Accrued Expenses - Schedule of Financial Arrangements (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Schedule of Financial Arrangements [Line Items]
Liabilities under finance arrangement	$ 810,967		$ 848,192		$ 957,576
Supplier received payment from finance	$ 573,849		773,417		861,828
MXN [Member] | Banamex [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 160,000
Liabilities under finance arrangement					94,352
Supplier received payment from finance					46,225
MXN [Member] | BBVA [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 800,000
Liabilities under finance arrangement	173,882		163,065		114,495
Supplier received payment from finance	$ 114,652		109,083		86,786
MXN [Member] | BBVA [Member]
Schedule of Financial Arrangements [Line Items]
Company	JAFRA
Arrangements amount	$ 150,000
Liabilities under finance arrangement	205,281		31,265		39,226
Supplier received payment from finance	108,308		31,265		39,226
MXN [Member] | HSBC [Member]
Schedule of Financial Arrangements [Line Items]
Liabilities under finance arrangement	91,030		124,291		100,835
Supplier received payment from finance	$ 65,686		103,498		80,923
USD [Member]
Schedule of Financial Arrangements [Line Items]
Liabilities under finance arrangement		$ 36,252		$ 41,658		$ 35,186
USD [Member] | Banamex [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 16,500
Liabilities under finance arrangement			118,181		185,607
Supplier received payment from finance			118,181		185,607
USD [Member] | HSBC [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 50,000
Liabilities under finance arrangement	322,933		318,861		311,987
Supplier received payment from finance	$ 277,244		318,861		311,987
USD [Member] | HSBC [Member]
Schedule of Financial Arrangements [Line Items]
Company	JAFRA
Arrangements amount	$ 15,000
Liabilities under finance arrangement	17,841		56,369		1,480
Supplier received payment from finance	$ 7,959		56,369		1,480
USD [Member] | Santander [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 10,000
Liabilities under finance arrangement			19,772		81,080
Supplier received payment from finance			19,772		81,080
USD [Member] | Sabadell [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 6,000
Liabilities under finance arrangement			16,388		28,514
Supplier received payment from finance			$ 16,388		$ 28,514